SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	$ 411
Property and equipment, ending balance	268	$ 411
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,392	1,377
Additions	21	31
Currency translation adjustments	(3)	(16)
Property and equipment, ending balance	1,410	1,392
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	981	822
Depreciation	163	180
Currency translation adjustments	(2)	(21)
Property and equipment, ending balance	1,142	981
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	51
Property and equipment, ending balance	43	51
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	75	63
Additions		15
Currency translation adjustments	1	(3)
Property and equipment, ending balance	76	75
Leasehold improvements [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	24	18
Depreciation	9	6
Currency translation adjustments
Property and equipment, ending balance	33	24
Machinery [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	314
Property and equipment, ending balance	197	314
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,146	1,147
Additions	21	5
Currency translation adjustments	(5)	(6)
Property and equipment, ending balance	1,162	1,146
Machinery [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	832	699
Depreciation	135	151
Currency translation adjustments	(2)	(18)
Property and equipment, ending balance	965	832
Furniture and office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	32
Property and equipment, ending balance	24	32
Furniture and office equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	69	65
Additions		7
Currency translation adjustments	1	(3)
Property and equipment, ending balance	70	69
Furniture and office equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	37	31
Depreciation	9	7
Currency translation adjustments		(1)
Property and equipment, ending balance	46	37
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	14
Property and equipment, ending balance	4	14
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	102	102
Additions		4
Currency translation adjustments		(4)
Property and equipment, ending balance	102	102
Computer equipment [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	88	74
Depreciation	10	16
Currency translation adjustments		(2)
Property and equipment, ending balance	$ 98	$ 88